Pioneer Corporate
High Yield Fund
Schedule of Investments  |  November 30, 2023

A: RCRAX	C: RCRCX	Y: RCRYX

Schedule of Investments  |  11/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.7%
	Corporate Bonds — 94.1% of Net Assets
	Advertising — 2.4%
275,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 216,747
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	86,368
378,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	331,222
301,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	269,441
	Total Advertising	$903,778

	Aerospace & Defense — 0.3%
110,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 118,942
	Total Aerospace & Defense	$118,942

	Airlines — 1.1%
63,700	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 55,424
357,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	249,667
120,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	99,545
	Total Airlines	$404,636

	Apparel — 0.3%
115,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 108,411
	Total Apparel	$108,411

	Auto Manufacturers — 2.7%
125,000	Ford Motor Co., 5.291%, 12/8/46	$ 101,607
100,000	Ford Motor Co., 6.10%, 8/19/32	97,290
700,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	581,474
230,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	212,548
	Total Auto Manufacturers	$992,919

	Auto Parts & Equipment — 1.3%
200,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 203,345
288,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	273,039
	Total Auto Parts & Equipment	$476,384

	Banks — 0.1%
45,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	$ 47,480
	Total Banks	$47,480

1Pioneer Corporate High Yield Fund |  | 11/30/23

Principal Amount USD ($)		Value
	Building Materials — 2.2%
280,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 273,700
260,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	223,031
290,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	227,650
118,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	99,976
	Total Building Materials	$824,357

	Chemicals — 4.3%
363,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 334,925
120,000	NOVA Chemicals Corp., 8.50%, 11/15/28 (144A)	123,960
490,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	503,991
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	187,746
EUR100,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	112,257
370,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	143,742
251,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	213,415
	Total Chemicals	$1,620,036

	Commercial Services — 5.4%
20,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 19,434
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	253,029
232,000	Brink's Co., 4.625%, 10/15/27 (144A)	217,484
218,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	207,280
243,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	202,377
215,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	199,668
190,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	170,357
27,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	26,840
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	403,312
325,000	Sotheby's, 7.375%, 10/15/27 (144A)	298,043
	Total Commercial Services	$1,997,824

Pioneer Corporate High Yield Fund |  | 11/30/232

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computers — 1.7%
540,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	$ 491,589
150,000	NCR Voyix Corp., 5.25%, 10/1/30 (144A)	131,856
	Total Computers	$623,445

	Diversified Financial Services — 6.7%
248,443(a)	Avation Capital S.A., 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 211,176
65,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	63,365
250,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	240,442
250,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	251,875
444,722(a)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	416,011
240,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	231,600
226,000	OneMain Finance Corp., 3.875%, 9/15/28	194,073
180,000	OneMain Finance Corp., 9.00%, 1/15/29	185,641
242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	219,642
201,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	179,828
305,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	286,766
	Total Diversified Financial Services	$2,480,419

	Electric — 3.8%
222,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 201,069
215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	179,885
85,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	68,332
153,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	128,721
28,146	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	28,107
140,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	146,667
55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	49,653
257,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	249,987
50,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	51,045
320,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	327,499
	Total Electric	$1,430,965

	Electrical Components & Equipments — 0.6%
253,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 226,148
	Total Electrical Components & Equipments	$226,148

3Pioneer Corporate High Yield Fund |  | 11/30/23

Principal Amount USD ($)		Value
	Entertainment — 1.6%
225,000	Banijay Entertainment SASU, 8.125%, 5/1/29 (144A)	$ 226,871
214,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	214,535
45,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	45,660
110,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	98,450
	Total Entertainment	$585,516

	Environmental Control — 1.0%
130,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 115,987
270,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	238,426
	Total Environmental Control	$354,413

	Food — 0.2%
95,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	$ 85,711
	Total Food	$85,711

	Forest Products & Paper — 0.7%
334,000	Mercer International, Inc., 5.125%, 2/1/29	$ 278,932
	Total Forest Products & Paper	$278,932

	Healthcare-Products — 0.6%
255,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 226,324
	Total Healthcare-Products	$226,324

	Healthcare-Services — 2.7%
229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 149,975
318,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	298,626
54,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	52,211
36,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	35,730
247,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	249,253
260,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	204,750
	Total Healthcare-Services	$990,545

	Home Builders — 2.4%
350,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 338,333
157,000	KB Home, 4.00%, 6/15/31	132,794
255,000	LGI Homes, Inc., 8.75%, 12/15/28 (144A)	262,293
205,000	M/I Homes, Inc., 3.95%, 2/15/30	174,956
	Total Home Builders	$908,376

Pioneer Corporate High Yield Fund |  | 11/30/234

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Household Products/Wares — 0.9%
400,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 341,452
	Total Household Products/Wares	$341,452

	Iron & Steel — 1.9%
519,000	Commercial Metals Co., 3.875%, 2/15/31	$ 440,400
360,000	TMS International Corp., 6.25%, 4/15/29 (144A)	285,461
	Total Iron & Steel	$725,861

	Leisure Time — 4.2%
55,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	$ 59,807
290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	274,775
255,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	241,554
95,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	96,735
75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	68,053
120,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	114,638
20,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	20,372
200,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	216,910
210,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	197,711
290,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	268,250
	Total Leisure Time	$1,558,805

	Lodging — 0.5%
202,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	$ 201,912
	Total Lodging	$201,912

	Media — 3.6%
355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 284,023
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	105,895
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	134,398
55,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	55,026
372,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	204,882
243,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	206,607
362,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	326,253
25,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	20,504
	Total Media	$1,337,588

	Mining — 3.7%
191,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 164,526
5Pioneer Corporate High Yield Fund |  | 11/30/23

Principal Amount USD ($)		Value
	Mining — (continued)
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	$ 218,981
235,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	211,857
265,000	First Quantum Minerals, Ltd., 7.50%, 4/1/25 (144A)	245,125
325,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	262,844
339,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	274,749
	Total Mining	$1,378,082

	Oil & Gas — 11.3%
302,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 303,510
211,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	216,452
110,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	110,891
160,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	163,870
65,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	67,322
160,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	165,595
302,000	Energean Plc, 6.50%, 4/30/27 (144A)	265,610
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	83,952
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	83,124
116,182	International Petroleum Corp., 7.25%, 2/1/27 (144A)	107,875
400,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	367,680
190,000	Matador Resources Co., 6.875%, 4/15/28 (144A)	190,424
300,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	298,590
220,000	Parkland Corp., 4.625%, 5/1/30 (144A)	196,350
208,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	196,562
200,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	204,910
270,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	259,783
324,000	Southwestern Energy Co., 5.375%, 3/15/30	307,204
109,250	Transocean, Inc., 8.75%, 2/15/30 (144A)	111,576
40,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	40,800
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	230,100
230,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	231,373
	Total Oil & Gas	$4,203,553

	Oil & Gas Services — 0.5%
215,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 202,439
	Total Oil & Gas Services	$202,439

	Packaging & Containers — 4.0%
235,000	Cascades Inc/Cascades USA, Inc., 5.375%, 1/15/28 (144A)	$ 221,500
Pioneer Corporate High Yield Fund |  | 11/30/236

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Packaging & Containers — (continued)
344,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 306,981
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	128,919
189,000	OI European Group BV, 4.75%, 2/15/30 (144A)	170,100
225,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	223,315
195,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	181,787
95,000	Sealed Air Corp., 7.25%, 2/15/31 (144A)	97,251
164,000	TriMas Corp., 4.125%, 4/15/29 (144A)	142,564
	Total Packaging & Containers	$1,472,417

	Pharmaceuticals — 3.9%
395,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 314,503
350,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	327,794
391,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	255,128
185,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	116,550
260,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	241,704
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	208,465
	Total Pharmaceuticals	$1,464,144

	Pipelines — 5.9%
202,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 186,837
330,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	310,909
405,000(b)(c)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	358,615
357,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	304,207
228,000	EQM Midstream Partners LP, 4.75%, 1/15/31 (144A)	203,064
185,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	185,170
369,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	363,607
30,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	29,744
185,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	182,286
70,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	72,226
	Total Pipelines	$2,196,665

	Real Estate — 0.6%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 206,388
	Total Real Estate	$206,388

7Pioneer Corporate High Yield Fund |  | 11/30/23

Principal Amount USD ($)		Value
	REITs — 2.0%
35,000	GLP Capital LP/GLP Financing II, Inc., 6.75%, 12/1/33	$ 35,342
101,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	91,428
108,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	108,858
300,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	184,929
348,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	342,300
	Total REITs	$762,857

	Retail — 4.5%
181,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 163,009
190,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	188,060
220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	194,286
190,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	190,739
90,000	Gap, Inc., 3.625%, 10/1/29 (144A)	74,093
50,000	Gap, Inc., 3.875%, 10/1/31 (144A)	39,492
278,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	247,223
435,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	380,119
235,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	199,430
	Total Retail	$1,676,451

	Software — 0.5%
232,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 201,098
	Total Software	$201,098

	Telecommunications — 2.1%
378,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 152,666
244,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	226,310
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	412,220
	Total Telecommunications	$791,196

	Transportation — 1.9%
355,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 280,006
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	218,992
Pioneer Corporate High Yield Fund |  | 11/30/238

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation — (continued)
253,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 197,542
858,000(d)	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	4,290
	Total Transportation	$700,830

	Total Corporate Bonds (Cost $39,051,943)	$35,107,299

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
7,525(e)	Avation Plc, 1/1/59	$ 1,900
	Total Trading Companies & Distributors	$1,900

	Total Right/Warrant (Cost $—)	$1,900

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
250,000(e)(f)+	Cypress Re 2017, 1/31/24	$ 25
250,000(e)(f)+	Resilience Re, 5/1/24	—
		$25

	Total Collateralized Reinsurance	$25

	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
1,500,000(e)(g)+	Harambee Re 2018, 12/31/24	$ —
	Multiperil – Worldwide — 0.0%†
29,857(e)(f)+	Berwick Re 2019-1, 12/31/24	$ 4,762
250,000(e)(g)+	Viribus Re 2018, 12/31/24	—
106,153(e)(g)+	Viribus Re 2019, 12/31/24	329
		$5,091

	Total Reinsurance Sidecars	$5,091

	Total Insurance-Linked Securities (Cost $41,655)	$5,116

9Pioneer Corporate High Yield Fund |  | 11/30/23

Shares		Value
	SHORT TERM INVESTMENTS — 2.6% of Net Assets
	Open-End Fund — 2.6%
960,614(h)	Dreyfus Government Cash Management, Institutional Shares, 5.24%	$ 960,614
		$960,614

	TOTAL SHORT TERM INVESTMENTS (Cost $960,614)	$960,614

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.7% (Cost $40,054,212)	$36,074,929
	OTHER ASSETS AND LIABILITIES — 3.3%	$1,218,464
	net assets — 100.0%	$37,293,393

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At November 30, 2023, the value of these securities amounted to $30,152,884, or 80.9% of net assets.
(a)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2023.
(d)	Security is in default.
(e)	Non-income producing security.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at November 30, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2019-1	12/31/2018	$3,568	$4,762
Cypress Re 2017	1/24/2017	840	25
Harambee Re 2018	12/19/2017	31,843	—
Resilience Re	2/8/2017	124	—
Pioneer Corporate High Yield Fund |  | 11/30/2310

Schedule of Investments  |  11/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2018	12/22/2017	$5,280	$—
Viribus Re 2019	3/25/2019	—	329
Total Restricted Securities			$5,116
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
4,039,200	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(52,865)	$(145,056)	$(197,921)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(52,865)	$(145,056)	$(197,921)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,107,299	$—	$35,107,299
Right/Warrant	1,900	—	—	1,900
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	25	25
11Pioneer Corporate High Yield Fund |  | 11/30/23

	Level 1	Level 2	Level 3	Total
Reinsurance Sidecars
Multiperil – U.S.	$—	$—	$—*	$—*
Multiperil – Worldwide	—	—	5,091	5,091
Open-End Fund	960,614	—	—	960,614
Total Investments in Securities	$962,514	$35,107,299	$5,116	$36,074,929
Other Financial Instruments
Swap contracts, at value	$—	$(197,921)	$—	$(197,921)
Total Other Financial Instruments	$—	$(197,921)	$—	$(197,921)
*	Securities valued at $0.
During the period ended November 30, 2023, there were no transfers in or out of Level 3.
Pioneer Corporate High Yield Fund |  | 11/30/2312